Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 72,793	$ 114,311	$ 144,069
Reductions due to sales of MSRs	70,000	(39,633)	0	0
Reductions due to loan payments		(21,572)	(24,189)
Reductions due to exercise of cleanup calls		(495)	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions		20,184	(5,072)
Other changes in fair value		(2)	(3)
Fair value, ending balance		72,793	114,311	144,069
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		111,314	140,724
Reductions due to sales of MSRs		39,633
Reductions due to loan payments		(20,938)	(23,806)
Reductions due to exercise of cleanup calls		(495)	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions		20,184	(5,072)
Other changes in fair value		(91)	(38)
Fair value, ending balance		70,341	111,314
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		196	231
Reductions due to sales of MSRs		0
Reductions due to loan payments		(80)	(35)
Reductions due to exercise of cleanup calls		0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions		0	0
Other changes in fair value		45	0
Fair value, ending balance		161	196
Home Equity [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		2,801	3,114
Reductions due to sales of MSRs		0
Reductions due to loan payments		(554)	(348)
Reductions due to exercise of cleanup calls		0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions		0	0
Other changes in fair value		44	35
Fair value, ending balance		$ 2,291	$ 2,801